RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2020				December 31, 2019
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$229	$—	$—	$229	$115
Restricted cash(1)	233	—	—	233	173
Financial instrument assets(2)
Energy derivative contracts	—	60	14	74	76
Foreign exchange swaps	—	10	—	10	4
Investments in debt and equity securities	8	187	82	277	160
Property, plant and equipment	—	—	28,527	28,527	30,714
Liabilities measured at fair value:
Financial instrument liabilities(2)
Energy derivative contracts	—	(9)	—	(9)	(8)
Interest rate swaps	—	(198)	—	(198)	(131)
Foreign exchange swaps	—	(7)	—	(7)	(39)
Contingent consideration(3)	—	—	(22)	(22)	(11)
Assets for which fair value is disclosed:
Equity-accounted investments(4)	1,211	—	—	1,211	1,010
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,190)	(140)	—	(2,330)	(2,204)
Non-recourse borrowing	(393)	(9,145)	—	(9,538)	(9,573)
Total	$(902)	$(9,242)	$28,601	$18,457	$20,286

(1)	Includes both the current amount and long-term amount included in Other long-term assets.

(2)	Includes both current and long-term amounts.

(3)	Amount relates to acquisitions with obligations lapsing in 2021 to 2024.

(4)	The fair value corresponds to Brookfield Renewable's investment in publicly-quoted common shares of TerraForm Power, Inc.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2020			December 31, 2019
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$74	$9	$65	$68
Interest rate swaps	—	198	(198)	(131)
Foreign exchange swaps	10	7	3	(35)
Investments in debt and equity securities	277	—	277	160
Total	361	214	147	62
Less: current portion	72	57	15	(64)
Long-term portion	$289	$157	$132	$126

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(22)	$6	$2	$12
Interest rate swaps	(17)	(19)	(39)	(32)
Foreign exchange swaps	25	(8)	79	(19)
Foreign exchange gain (loss)	—	9	(36)	9
	$(14)	$(12)	$6	$(30)

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(7)	$25	$33	$38
Interest rate swaps	(9)	(19)	(31)	(36)
Foreign exchange swaps	$—	$—	$—	$—
	(16)	6	2	2
Foreign exchange swaps – net investment	(6)	7	23	1
Investments in debt and equity securities	1	(3)	(8)	23
	$(21)	$10	$17	$26

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(16)	$(8)	$(38)	$(7)
Interest rate swaps	4	4	7	7
	$(12)	$(4)	$(31)	$—